CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income for the year	$ 17,185,438	$ 5,262,445	$ 1,378,542
Other comprehensive income to be reclassified to income in subsequent periods
Loss on financial assets at fair value through other comprehensive income	(346,628)	(768,395)	588,579
Income tax related to net gain (loss) on financial assets at fair value through other comprehensive income	138,629	268,938	(206,003)
Other comprehensive income (loss) to be reclassified to income in subsequent periods, net of tax	(207,999)	(499,457)	382,576
Other comprehensive loss not to be reclassified to income in subsequent periods
Remeasurement of losses from long-term employee benefits	20,551	(25,661)	(37,946)
Income tax related to remeasurement of losses from long-term employee benefits	(6,165)	4,233	13,281
Other comprehensive loss not to be reclassified to income in subsequent periods, net of tax	14,386	(21,428)	(24,665)
Other comprehensive income for the year	(193,613)	(520,885)	357,911
Total comprehensive income for the year	16,991,825	4,741,560	1,736,453
Attributable to:
Equity holders of the parent	17,325,985	4,770,470	1,736,466
Non-controlling interests	(334,160)	(28,910)	(13)
Total comprehensive income for the year	$ 16,991,825	$ 4,741,560	$ 1,736,453